Common stock and Stock-Based Compensation - Summary Of Common Stock Reserved For Issuance (Details) - shares		Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		110,653,031	43,128,526
Common Stock [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance			96,123,126	75,514,616
Series Seed Shadow Preferred [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance			2,020,309	2,020,309
Series A Shadow Preferred [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance			4,573,935	4,573,935
Series B Shadow Preferred [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance			12,234,661	12,234,661
Series C Shadow Preferred [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance			10,211,548	10,211,548
Series D Shadow Preferred [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance			3,990,707	3,990,707
Series D Exchange Shadow Preferred [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance			239,405	239,405
SeriesD-1 Shadow Preferred [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance			3,662,318	3,662,318
SeriesD-2 Shadow Preferred [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance			7,561,820	7,561,820
Warrants outstanding for future issuance of Series D Shadow and
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance			756,172	1,094,667
Series D Shadow Preferred Stock [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance
Warrants outstanding for future issuance of common stock [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance			0	2,063
Pay to Play warrants [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance			1,127,088	721,086
Convertible Notes warrants 2023 [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	[1]
Pre-funded warrant [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance			2,000,000	7,007,582
Prefunded warrant April 2024 [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance			4,500,000	0
Stock options and restricted stock units [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance			41,018,458	21,354,809
Stock options available for future issuance [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance			2,226,705	839,706

[1]	The number of warrants shares to be issued upon exercise of the 2023 Convertible Note Warrants is not determinable as of December 31, 2023 due to the variable settlement terms (see Note 8).